LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–77.49%
INVESTMENT COMPANIES–77.49%
Equity Fund–9.64%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,110,772	$ 50,650,098
		50,650,098
International Equity Fund–67.85%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	22,814,415	356,543,666
		356,543,666
Total Affiliated Investments (Cost $405,159,578)		407,193,764

UNAFFILIATED INVESTMENTS–21.67%
INVESTMENT COMPANIES–21.67%
International Equity Fund–18.94%
✠MFS Research International Fund	5,743,518	99,535,176
99,535,176
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–2.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	14,350,879	$ 14,350,879
		14,350,879
Total Unaffiliated Investments (Cost $149,335,220)		113,886,055

TOTAL INVESTMENTS–99.16% (Cost $554,494,798)	521,079,819
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	4,432,121
NET ASSETS APPLICABLE TO 50,497,344 SHARES OUTSTANDING–100.00%	$525,511,940

✧✧ Standard Class shares.
✠ Initial Class.
LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(95)	British Pound	$(6,638,719)	$(6,425,733)	12/19/22	$—	$(212,986)
(89)	Euro	(10,970,919)	(10,787,689)	12/19/22	—	(183,230)
(90)	Japanese Yen	(7,833,937)	(7,862,455)	12/19/22	28,518	—
					28,518	(396,216)
Equity Contracts:
(14)	E-mini MSCI Emerging Markets Index	(610,050)	(626,340)	12/16/22	16,290	—
(24)	E-mini S&P 500 Index	(4,321,800)	(4,454,493)	12/16/22	132,693	—
(4)	E-mini S&P MidCap 400 Index	(883,280)	(896,637)	12/16/22	13,357	—
(341)	Euro STOXX 50 Index	(11,078,633)	(11,222,562)	12/16/22	143,929	—
(86)	FTSE 100 Index	(6,639,531)	(6,748,112)	12/16/22	108,581	—
(43)	Nikkei 225 Index (OSE)	(7,706,903)	(7,822,643)	12/8/22	115,740	—
					530,590	—
Total Futures Contracts					$559,108	$(396,216)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$407,193,764	$—	$—	$407,193,764
Unaffiliated Investment Companies	113,886,055	—	—	113,886,055
Total Investments	$521,079,819	$—	$—	$521,079,819
Derivatives:
Assets:
Futures Contracts	$559,108	$—	$—	$559,108
Liabilities:
Futures Contracts	$(396,216)	$—	$—	$(396,216)
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-77.49%@
Equity Fund-9.64%@
✧✧LVIP MFS Value Fund	$68,359,257	$5,362,582	$9,717,615	$1,259,621	$(14,613,748)	$50,650,098	1,110,772	$2,381,835	$—
International Equity Funds-67.85%@
×MFS® VIT II Research International Portfolio	133,070,228	14,043	130,233,596	30,533,578	(33,384,253)	—	—	—	—
✧✧LVIP MFS International Growth Fund	465,324,482	48,564,549	10,574,093	(1,589,842)	(145,181,430)	356,543,666	22,814,415	27,870,768	—
Total	$666,753,967	$53,941,174	$150,525,304	$30,203,357	$(193,179,431)	$407,193,764		$30,252,603	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at September 30, 2022.
LVIP MFS International Equity Managed Volatility Fund–4